Note 13 - Contingencies, Environmental and Legal Matters (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Asset Retirement Obligation	$ 4,864	$ 4,765
Reserves for Environmental Contingencies	2,816	2,896
Loss Contingency, Estimate of Possible Loss	$ 3,708	$ 2,881